Income tax expense - Additional information related to tax (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Income tax
Deferred tax (Note 17)	£ 289	£ (408)
Total income tax credit/(expense) recognized in other comprehensive (loss)/income	289	(408)	£ 1,667
Pillar Two top-up tax	£ 0
Minimum
Income tax
Pillar Two effective tax rates in jurisdictions in which Group operates	15.00%
UK
Income tax
Deferred tax (Note 17)	£ 289	£ (408)	£ 1,667